BUSINESS SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The Company’s segment information is as follows:

	Fiscal Year Ended March 31,
	2024	2023
Net sales
Health and wellness products	$10,671,528	$15,990,756
Other	206,714	111,380
Total net sales	$10,878,242	$16,102,136
Operating earnings (loss):
Segment gross profit:
Health and wellness products	$7,013,426	$9,192,641
Other	31,839	64,029
Total segment gross profit	7,045,265	9,256,670
Selling and marketing expenses	4,104,991	6,989,660
General and administrative expenses	7,839,639	17,081,915
Consolidated operating loss	$(4,899,365)	$(14,814,905)
Total Assets:
Health and wellness	$1,927,213	$4,961,068
Corporate	4,707,701	12,118,647
Consolidated total assets	$6,634,914	$17,079,715
Payments for property and equipment:
Health and wellness	$-	$-
Corporate	-	1,196,406
Consolidated payments for property and equipment	$-	$1,196,406
Depreciation and amortization expense:
Health and wellness	$79,883	$101,733
Corporate	490,712	624,933
Consolidated depreciation and amortization	$570,595	$726,666

SCHEDULE OF CONSOLIDATED NET SALES

Our consolidated net sales, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2024	2023
United States	$10,306,213	$14,699,480
Canada	556,639	769,229
Republic of Korea	15,390	441,666
Other	-	191,761
	$10,878,242	$16,102,136

SCHEDULE CONSOLIDATED TOTAL ASSETS

Our consolidated total assets, by geographic area, were as follows:

	Fiscal Year Ended March 31,
Country	2024	2023
United States	$6,219,767	$15,827,730
Republic of Korea	115,333	1,053,773
Other	299,814	198,212
	$6,634,914	$17,079,715